INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSE, NET
20.	INTEREST EXPENSE, NET

Interest expense, net consisted of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Income	41	21	31
Expense	(76)	(46)	(34)

Total	(35)	(25)	(3)

No borrowing cost was capitalized in 2012, 2011 and 2010. Interest income on government Bonds and floating rate notes classified as available-for-sale marketable securities amounted to $2 million for the year ended December 31, 2012, $6 million for the year ended December 31, 2011 and to $3 million for the year ended December 31, 2010.